Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Other Assets [Abstract]
Summary of detailed information about other assets

	As of December 31,
	2020	2021
	HK$	HK$
Segregated clients’ bank accounts balances:
- Asset management business	194,907,501	135,843,360
- Others	2,401,674	222,378

	197,309,175	136,065,738